Plant and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Plant and equipment, net

Note 5 - Plant and equipment, net

	September 30, 2023	December 31, 2022
	(Unaudited)
Equipment and machinery	$5,316,724	$5,633,421
Furniture and office equipment	4,139	3,505
Auto vehicles	22,987	19,783
Leasehold improvement	115,370	122,124
Minus: Accumulated depreciation and amortization	(1,819,386)	(1,497,885)
Plant and equipment, net	3,639,834	4,280,948
Construction in progress	4,770,112	2,518,836
Property plant and equipment, net	$8,409,946	$6,799,784

Upon the right use of land obtained, RLSP started to build the manufacture plant on the land. The Company capitalized the cost in related to the construction, including the interests related to the borrowings, the utilities occurred in the construction, the amortization of land use of right. On September 17, 2020, RLSP entered into a construction contract with Ningbo Rongsen to build a manufacturing plant including a new production line for which the annual production capacity will be up to four million set of automotive seals. The budget of the project is around $4,793,837 (RMB 35 million) with the project started in April 2021. As of September 30, 2023, the construction has completed around 95% of the overall project and is expected to be completed around November 2023.

For the equipment used for manufacturing, the depreciation expense is included as part of manufacturing overhead, while the equipment used for general administrative are included in selling, general and administrative expense on the statements of operations.

For the nine months ended September 30, 2023 and 2022, the depreciation and amortization expenses were $362,406 and $371,332, respectively, and $124,795, $110,362 for the three months ended September 30, 2023 and 2022, respectively.

Note 5 - Plant and equipment, net

	December 31,	December 31,
	2022	2021

Equipment and machinery	$5,653,204	$5,919,317
Furniture and office equipment	3,505	25,286
Leasehold improvement	122,124	132,604
Minus: Accumulated depreciation and amortization	(1,497,885)	(937,027)
Plant and equipment, net	4,280,948	5,140,181
Construction in progress	2,518,836	280,914
Property plant and equipment, net	$6,799,784	$5,421,095

Upon obtained the right use of land, RLSP started to build the manufacture plant on the land. The Company capitalized the cost in related to the construction, including the interests related to the borrowings, the utilities occurred in the construction, the amortization of land use of right. The construction is expecting to put into use in 2023.

On September 17, 2020, RLSP entered a construction contract with Ningbo Rongsen to build up a new production line for which the annual production capacity will be up to four million set of automotive seals. The budget of the project is around $5,420,810 (RMB 35 million) with the project started in April 2021. As of December 31, 2022, the construction has completed around 30% of the overall project and is expecting to complete around August 2023.

For the equipment used for manufacturing, the depreciation expense is included as part of manufacturing overhead, while the equipment used for general administrative are included in selling, general and administrative expense on the statements of operations.

For the years ended December 31, 2022 and 2021, the depreciation and amortization expenses were $614,744 and $554,169 respectively.